Expense Example {- Fidelity Latin America Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Latin America Fund - Fidelity Latin America Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 106
3 years	331
5 years	574
10 years	$ 1,271